SCHEDULE OF DERECOGNITION OF UNDERLYING ASSETS OF FINANCING RECEIVABLE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term financing receivables	$ 932,270	$ 932,270	$ 1,000,000
Less Reserve for uncollectable accounts	(247,500)	(247,500)	(247,500)
Long-term financing receivables - net	684,770	684,770	752,500
Long-term financing receivables - net	$ 684,770	684,770	$ 752,500
Previously Reported [Member]
Long-term financing receivables		1,000,000
Less Reserve for uncollectable accounts		(247,500)
Long-term financing receivables - net		752,500
Long-term financing receivables - net		$ 752,500